Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 9. Subsequent Events

The Company has evaluated the period after the balance sheet date up through the date that the financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the financial statements.